Nov. 01, 2021
American Century Quantitative Equity Funds, Inc. | DISCIPLINED CORE VALUE FUND
Disciplined Core Value Fund

American Century Quantitative Equity Funds, Inc. Prospectus Supplement Disciplined Core Value Fund
Supplement dated November 24, 2021 ■ Prospectus dated November 1, 2021

The following replaces the third bullet point of the Principal Risks section on page 3 of the prospectus:

•Benchmark Correlation Risk – The fund’s performance will be similar to the performance of its benchmark, the Russell 1000® Value Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

The following replaces the third paragraph of the What are the principal risks of investing in the fund? section in the Objectives, Strategies and Risks section on page 6 of the prospectus:

The fund’s performance will be similar to the performance of its benchmark, the Russell 1000® Value Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.